CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Shareholders’ equity
Preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares, authorized (shares)	50,000,000	50,000,000
Preferred shares, issued (shares)	0	0
Common shares, par value (in dollars per share)	$ 0.01	$ 0.10
Common shares, authorized (shares)	350,000,000	35,000,000
Common shares, issued (shares)	25,936,367	7,648,611
Common shares, outstanding (shares)	25,661,915	7,374,159
Treasury shares (shares)	274,452	274,452